UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21730
THE ENDOWMENT TEI FUND, L.P.
(Exact name of registrant as specified in charter)
4265 SAN FELIPE, SUITE 900
HOUSTON, TEXAS 77027
(Address of principal executive offices) (Zip code)
George Zornada, Esq.
Kirkpatrick & Lockhart Preston Gates Ellis LLP
State Street Financial Center
One Lincoln Street
Boston, Ma 02111
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 993-4675
Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 through June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
Item 1. Proxy Voting Record
The Information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:
(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the principal security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.
The Registrant did not vote any proxies during the reporting period. The Registrant invests substantially all of its assets in The Endowment Master Fund, L.P., typically referred to as a “master portfolio company,” and the securities issued by that master portfolio company do not convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with equity securities issued by operating companies.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: The Endowment TEI Fund, L.P.

By:	/s/ Roy V. Washington Roy V. Washington Chief Compliance Officer

Date:	8/7/07